Employee future benefits - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) plan
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period | $	$ 0
Number of plans | plan	2
Actuarial assumption of medical cost trend rates
Disclosure of net defined benefit liability (asset) [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%